STOCK-BASED COMPENSATION - Compensation Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation
Excess tax benefit recognized	$ 5	$ 0	$ 0
Stock-based compensation:
Stock-based compensation	70	70	77
PSU
Unrecognized compensation
Unrecognized compensation cost related to unvested stock	$ 38
Unrecognized compensation cost expected to be recognized on a weighted-average basis, period	2 years
Stock-based compensation:
Stock-based compensation	$ 35	34	39
RSU
Unrecognized compensation
Unrecognized compensation cost related to unvested stock	$ 43
Unrecognized compensation cost expected to be recognized on a weighted-average basis, period	2 years
Stock-based compensation:
Stock-based compensation	$ 34	31	31
SSU
Stock-based compensation:
Stock-based compensation	$ 1	$ 5	$ 7